Document And Entity Information	May 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2023
Entity Registrant Name	Emerald Holding, Inc.
Entity Central Index Key	0001579214
Entity Emerging Growth Company	false
Securities Act File Number	001-38076
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	42-1775077
Entity Address, Address Line One	100 Broadway, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(949)
Local Phone Number	226-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	EEX
Security Exchange Name	NYSE